SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Disclosure of operating segments [text block]
For the year

ended December

31, 2019
Thousands of U.S. dollars
EMEA Americas Brazil
Other and
eliminations
Total Group
Revenue
Sales to other companies 98,568 403,282 598,297 - 1,100,147
Sales to Telefónica Group

134,241 245,909 226,989 - 607,139
Sales to other group companies (*) - 10,921 2,022 (12,943) -
Total Revenue 232,809 - 660,112 - 827,308 - (12,943) - 1,707,286
Income/(Expenses)
Supplies (18,028) (13,680) (39,241) 4,522 (66,427)
Employee benefit expenses (186,830) (509,963) (599,954) (4,284) (1,301,031)
Impairment charges - (30,909) - - (30,909)
Changes in trade provision - (2,376) (1,355) - (3,730)
Other operating income and expense (10,964) (72,452) (89,877) 21,530 (151,763)
EBITDA 16,987 30,734 96,881 8,824 153,426
Depreciation and amortization (140,782)
Net finance expense (57,120)
Profit/(loss) before

income tax
(44,476)
Other disclosures
Capital expenditure 3,312 22,370 40,570 - 66,252
Intangible, Goodwill and PP&E 48,712 186,111 342,954 623 578,400
Allocated assets
(**)
388,416 557,822 711,563 (353,190) 1,304,611
Allocated liabilities 139,834 294,227 577,009 86,521 1,097,591
580,274 - 1,060,530 1,672,096 (266,046) - 3,046,854
(*) Includes the allocated revenue among the operating segments.
28) SEGMENT

INFORMATION
The

CEO

is the

Chief

Operating

Decision

Maker

(“CODM”).

Management

has

determined

the operating

segments

on the

basis

of the
information

reviewed

by the CEO

for the purposes

of allocating

resources

and assessing

performance. The

results measurement

used

by the

CEO
to assess

the performance of the Atento

Group’s

segments

is the EBITDA

(as

defined below).
The CEO considers

the business

from the geographical

perspective

in the

following areas:
• EMEA, which

combines

the activities

carried out

regionally in

Spain.
• The Americas,

which includes

the activities

carried out

by the various

Spanish-speaking

companies in

Mexico,

Central and

South
America.

It also includes

transactions

in

the United

States.
• Brazil, which

is managed

separately in

view of

its different

language and

major importance.
The

Atento

Group uses

EBITDA to

track the

performance

of its

segments

and to

establish

operating

and strategic

targets.

Management
believes

that

EBITDA

provides

an

important

measure

of

the

segment’s

operating

performance

because

it

allows

management

to

evaluate

and
compare the segments’

operating results, including

their return on

capital and operating

efficiencies,

from period to

period

by removing the impact
of their capital

structure (interest

expenses), asset

bases

(depreciation and amortization),

and tax consequences.

EBITDA is defined as

profit/(loss)
for

the

period

before

net

finance

expense

(which

includes

finance

income,

finance

costs,

change

in

fair

value

of

financial

instruments

and net
foreign exchange

losses), income

taxes and depreciation

and amortization.
EBITDA is a commonly reported

measure and are widely used among analysts,

investors

and other interested parties in the Atento Group’s
industry,

although not

a measure

explicitly

defined in

IFRS, and

therefore,

may not

be comparable

to similar

indicators

used

by other companies.
EBITDA should

not be

considered

as an alternative

to the profit

for the

year as a measurement

of our

consolidated

earnings or

as an alternative to
consolidated

cash flow

from operating

activities as a

measurement

of our

liquidity.
The

following

tables

present

financial information

for

the Atento

Group’s

operating

segments

for the

years ended

December

31,

2019,
2020 and

2021 (in thousand

U.S.

dollars):
a) Disaggregated

revenue information
For the year

ended December

31, 2020
Thousands of U.S. dollars
EMEA Americas Brazil
Other and
eliminations
Total Group
Revenue
Sales to other companies 113,864 381,133 466,701 - 961,698
Sales to Telefónica Group

120,798 195,804 133,962 - 450,564
Sales to other group companies(*) - 5,101 8,732 (13,833) -
Total Revenue 234,662 582,038 609,395 (13,833) 1,412,262
Income/( Expenses)
Supplies (27,464) (11,902) (36,302) 3,392 (72,276)
Employee benefit Expenses (172,950) (451,801) (430,417) (5,240) (1,060,408)
Changes in trade provision (305) (1,665) (3,323) - (5,293)
Other operating income and expense (18,593) (64,072) (61,139) 30,767 (113,037)
EBITDA

15,349 52,598 78,214 (15,086) 161,247
Depreciation and amortization (120,920)
Net finance expense (82,428)
Profit/(loss) before

income tax
(42,100)
Other disclosures
Capital expenditure 3,234 8,931 23,699 10 35,874
Intangible, Goodwill and PP&E 47,759 150,100 240,032 496 438,387
Allocated assets
(**)
400,010 545,587 539,222 (308,696) 1,176,123
Allocated liabilities 153,405 309,118 451,376 142,548 1,056,447
(*) Includes the allocated revenue among the operating segments.
For the year

ended December

31, 2021
Thousands of U.S. dollars
EMEA Americas Brazil
Other and
eliminations
Total Group
Revenue
Sales to other companies 129,121 427,502 428,418 - 985,041
Sales to Telefónica Group

120,964 203,828 139,392 - 464,184
Sales to other group companies (*) - 2,595 972 (3,567) -
Total Revenue 250,085 633,925 568,782 (3,567) 1,449,225
Income/(Expenses)
Supplies (48,830) (11,497) (51,928) 2,486 (109,769)
Employee benefit expenses (164,267) (493,246) (435,506) (9,649) (1,102,668)
Impairment charges - (1,977) - - (1,977)
Changes in trade provision (583) (280) 1,159 - 296
Other operating income and expense (9,785) (67,416) (35,815) 23,644 (89,372)
EBITDA 26,620 59,509 46,692 12,914 145,735
Net finance expense (100,999)
Depreciation and amortization (133,228)
Profit/(loss) before

income tax
(88,492)
Other disclosures
Capital expenditure 7,745 33,338 60,408 3 101,494
Intangible, Goodwill and PP&E 36,877 149,891 233,877 281 420,926
Allocated assets (**) 360,689 551,671 534,144 (326,315) 1,120,189
Allocated liabilities 133,057 346,894 483,271 149,759 1,112,981
(*) Includes the allocated revenue among the operating segments.
(**) Allocated assets include adjustment at corporate level related to intangible assets arised from business combination due Bain Capital acquisition.
The breakdown

of sales to customers

by the main

countries where

the Atento

Group operates

is as follow:
For the years ended December 31,
2019 2020 2021
Country
Spain

232,697 234,662 250,085
Other and eliminations

(*)
112 - -
EMEA
232,809 234,662 250,085
Argentina

98,237 67,905 77,511
Chile

99,881 82,188 79,706
Colombia

72,609 70,970 79,003
El Salvador

16,933 17,507 21,384
United States

43,640 62,262 91,946
Guatemala

11,620 6,232 4,624
Mexico

179,835 161,492 174,536
Peru

116,202 85,375 74,457
Puerto Rico

12,278 16,689 16,979
Uruguay

2,314 2,298 2,711
Panama

3,683 3,615 744
Nicaragua
3,864 3,314 527
Costa Rica
7,493 8,022 12,461
Other and eliminations
(*)
(8,475) (5,831) (2,664)
Americas
660,114 582,038 633,925
Brazil

825,286 600,663 567,810
Other and eliminations

(*)
2,022 8,732 972
Brazil
827,308 609,395 568,782
Other and eliminations (*)
(12,945) (13,833) (3,567)
Total revenue
1,707,286 1,412,262 1,449,225
(*) Includes holding company level revenues and consolidation adjustments.